Property, plant and equipment - Disclosure of movements of right-of-use assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	£ 773	£ 728
Exchange adjustments	(14)	(15)
Additions	222	200
Reclassification to held for sale (note 10)		(17)
Disposals	(13)	(3)
Depreciation charge for the year	(132)	(120)
Right-of-use assets, ending balance	836	773
Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	303	293
Exchange adjustments	(6)	(6)
Additions	23	39
Reclassification to held for sale (note 10)		(2)
Disposals	(11)	0
Depreciation charge for the year	(24)	(21)
Right-of-use assets, ending balance	285	303
Plant and machinery
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	101	128
Exchange adjustments	(2)	(2)
Additions	0	2
Reclassification to held for sale (note 10)		(15)
Disposals	0	0
Depreciation charge for the year	(6)	(12)
Right-of-use assets, ending balance	93	101
Assets in the course of construction
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	0	0
Exchange adjustments	0	0
Additions	0	0
Reclassification to held for sale (note 10)		0
Disposals	0	0
Depreciation charge for the year	0	0
Right-of-use assets, ending balance	0	0
Motor vehicles and office equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	369	307
Exchange adjustments	(6)	(7)
Additions	199	159
Reclassification to held for sale (note 10)		0
Disposals	(2)	(3)
Depreciation charge for the year	(102)	(87)
Right-of-use assets, ending balance	£ 458	£ 369